Subsequent Events (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2025	Jul. 31, 2025	May 31, 2024
Subsequent Events
Note Conversion			$ 7,150
Subsequent Event | Long-term Convertible Note - April 23, 2021 Note
Subsequent Events
Debt Instrument, Face Amount	$ 800	$ 1,500
Conversion of Stock, Shares Issued	2.6	4.7